Financial Expenses, Net (Details) - Schedule of financial expenses, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance expenses:
Bank fees and interest	$ (117)	$ (121)	$ (152)
Issuance expenses			(156)
Interest expenses	(212)
Changes in financial assets at fair value through profit or loss	(167)
Exchange rate differences	(35)
Total finance expenses	(531)	(121)	(308)
Financing income:
Changes in financial liabilities at fair value through profit or loss, including day 1 loss	461	961	3,245
Changes in financial assets at fair value through profit or loss		80
Interest received	16	8	14
Exchange differences		14	289
Total financing income	477	1,063	3,548
Financing income (expenses), net	$ (54)	$ 942	$ 3,240